Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Estimated Useful Lives of Real Estate Investments

Leased real estate and leasehold improvements are depreciated on a straight-line basis over the following estimated useful lives:

Buildings and building improvements	20 to 40 years
Land improvements	10 to 20 years
Fixtures and integral equipment	3 to 20 years

Leased real estate and leasehold improvements are depreciated on a straight-line basis over the following estimated useful lives:

Buildings and building improvements	20 to 40 years
Land improvements	10 to 20 years
Fixtures and integral equipment	3 to 20 years

Schedule of Fair Value of Other Financial Instruments

The fair values of the Company’s financial instruments are as follows:

	September 30, 2017
	Total	Level 1	Level 2	Level 3
	(in thousands)
Assets:

Derivative asset — interest rate swaps	$1,045	$—	$1,045	$—

Liabilities:
Senior secured credit facility:
Senior secured term loan A facility	277,500		277,500
Senior secured term loan B facility	1,826,806		1,826,806
Senior secured revolving credit facility	—		—
$1,050 million 5.625% senior notes, due 2024	1,136,625		1,136,625
$500 million 4.50% senior notes, due 2026	507,500		507,500
$350 million 4.50% senior notes, due 2028	353,938	—	353,938	—
Derivative liability — interest rate swaps	2,380		2,380

	$4,104,749	$—	$4,104,749	$—

The following table summarizes the fair value of the Company’s other financial instruments:

	Total	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Derivative asset — interest rate swaps	$1,879	$—	$1,879	$—

	$1,879	$—	$1,879	$—

Liabilities:
Senior secured credit facility:
Senior secured term loan A facility	$291,769	$—	$291,769	$—
Senior secured term loan B facility	1,863,759	—	1,863,759	—
Senior secured revolving credit facility	—	—	—	—
$1,050 million 5.625% senior notes, due 2024	1,102,500	—	1,102,500	—
$500 million 4.50% senior notes, due 2026	482,500	—	482,500	—

	$3,740,528	$—	$3,740,528	$—